Financial instruments by category (Details) - ARS ($) $ in Thousands		Jun. 30, 2018		Jun. 30, 2017
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	$ 2,632,994		$ 1,265,484
Subtotal financial assets		10,289,477		4,200,289
Non-financial assets		1,498,699		1,266,624
Total		11,788,176		5,466,913
Financial liabilities at amortized cost		16,507,109		6,657,782
Subtotal financial liabilities		16,553,820		6,662,732
Non-financial liabilities		1,501,155		1,018,636
Total		18,054,975		7,681,368
Trade and Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost		853,305	[2]	492,944	[1]
Subtotal financial liabilities		853,305		492,944
Non-financial liabilities		1,501,155		1,018,636
Total		2,354,460		1,511,580
Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost		15,653,804	[2]	6,164,838	[1]
Subtotal financial liabilities		15,653,804		6,164,838
Non-financial liabilities
Total		15,653,804		6,164,838
United States Treasury Bonds [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities		263
Non-financial liabilities
Total		263
Swaps Of Interest Rate [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost	[3]
Subtotal financial liabilities	[3]	46,448
Non-financial liabilities	[3]
Total	[3]	46,448
Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at amortized cost
Subtotal financial liabilities				4,950
Non-financial liabilities
Total				4,950
Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		7,028,661		2,934,805
Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		47,360
Financial liabilities at fair value through profit or loss		46,711		4,950
Level 2 [Member] | Trade and Other Payables [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Borrowings Excluding Finance Leases [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss
Level 2 [Member] | Future Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss		263
Level 2 [Member] | Swaps Of Interest Rate [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss	[3]	46,448
Level 2 [Member] | Futures Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial liabilities at fair value through profit or loss				4,950
Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		580,462
Trade and Other Receivables Excluding Allowance For Doubtful Accounts And Other Receivables [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	1,424,384		1,096,254
Subtotal financial assets		1,424,384		1,096,254
Non-financial assets		1,498,699		1,266,624
Total		2,923,083		2,362,878
Trade and Other Receivables Excluding Allowance For Doubtful Accounts And Other Receivables [Member] | Level 1 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade and Other Receivables Excluding Allowance For Doubtful Accounts And Other Receivables [Member] | Level 2 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Trade and Other Receivables Excluding Allowance For Doubtful Accounts And Other Receivables [Member] | Level 3 [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Investment In Equity Public Companies [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		201,699		157,689
Non-financial assets
Total		201,699		157,689
Investment In Equity Public Companies [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		201,699		157,689
Investment In Equity Public Companies [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Investment In Equity Public Companies [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Non-Convertible Notes Issued By Related Parties [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		248,544		267,365
Non-financial assets
Total		248,544		267,365
Non-Convertible Notes Issued By Related Parties [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		248,544		267,365
Non-Convertible Notes Issued By Related Parties [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Non-Convertible Notes Issued By Related Parties [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		1,163,536		196,016
Non-financial assets
Total		1,163,536		196,016
Mutual Funds [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		1,163,536		196,016
Mutual Funds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Mutual Funds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
ETF Funds [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		121,971		70,148
Non-financial assets
Total		121,971		70,148
ETF Funds [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		121,971		70,148
ETF Funds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
ETF Funds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Government Bonds [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		2,848,848		555,748
Non-financial assets
Total		2,848,848		555,748
Government Bonds [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,848,848		555,748
Government Bonds [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Government Bonds [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Non-Convertible Notes TGLT [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		580,462
Non-financial assets
Total		580,462
Non-Convertible Notes TGLT [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Non-Convertible Notes TGLT [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Non-Convertible Notes TGLT [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		580,462
Financial Trusts [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	9,542
Subtotal financial assets		9,542
Non-financial assets
Total		9,542
Financial Trusts [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial Trusts [Member] | Level 2 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Financial Trusts [Member] | Level 3 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Future Contracts [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		47,360
Non-financial assets
Total		47,360
Future Contracts [Member] | Level 1 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Future Contracts [Member] | Level 2 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		47,360
Future Contracts [Member] | Level 3 [Member] | Derivative Financial Instruments [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]	1,199,068		119,705
Subtotal financial assets		1,199,068		119,705
Non-financial assets
Total		1,199,068		119,705
Cash At Bank And On Hand [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Cash At Bank And On Hand [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short Term Investments [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]
Subtotal financial assets		2,444,063		1,687,839
Non-financial assets
Total		2,444,063		1,687,839
Short Term Investments [Member] | Level 1 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss		2,444,063		1,687,839
Short Term Investments [Member] | Level 2 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Short Term Investments [Member] | Level 3 [Member] | Cash And Cash Equivalents [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss
Restringed Assets [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at amortized cost	[1]			49,525
Subtotal financial assets	[2]			49,525
Non-financial assets	[2]
Total	[2]			49,525
Restringed Assets [Member] | Level 1 [Member] | Investments In Financial Assets [Member]
Disclosure of fair value measurement of assets [line items]
Financial assets at fair value through profit or loss

[1]	The fair value of financial assets and liabilities at their amortized cost does not differ significantly from their book value.
[2]	Represents cash related to the Employee Capitalization Plan.
[3]	The maturity date is February 16, 2023 and it is associated with the loan obtained through its subsidiary, Panameriacan Mall S.A, with the purpose of paying for the work that is being carried out at the Polo Dot (Note 18).